Nature of Operations and Summary of Significant Accounting Policies (Details) - Schedule of property and equipment is stated at cost, net of accumulated depreciation and impairment losses	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Land Improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	5 years	5 years
Buildings and Improvements [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	10 years	10 years
Buildings and Improvements [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	39 years	39 years
Furniture and Fixtures [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	1 year	1 year
Furniture and Fixtures [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	7 years	7 years
Computer Equipment and Software [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	2 years	2 years
Computer Equipment and Software [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	3 years	3 years
Vehicles [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	3 years	3 years
Vehicles [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	8 years	8 years
Production and Processing Equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	1 year	1 year
Production and Processing Equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	7 years	7 years
Controls [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	3 years	3 years
Controls [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	14 years	14 years
Leasehold Improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Leasehold Improvements	10 years